Net reversal (impairment) of tangible and intangible assets (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss		€ 862	€ 1,067
Property, Plant and Equipment [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss
Impairment Loss Recognized Tax Effects
Exploration & Production [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss	1,025	650	740
Exploration & Production [Member] | Property, Plant and Equipment [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss
Impairment Loss Recognized Tax Effects
Gas And Power [Member] | Property, Plant and Equipment [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss
Impairment Loss Recognized Tax Effects
Refining & Marketing and Chemical [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss	193	131	120
Refining & Marketing and Chemical [Member] | Property, Plant and Equipment [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss
Impairment Loss Recognized Tax Effects
Corporate And Other Activities [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss	18	€ 25	€ 40
Corporate And Other Activities [Member] | Property, Plant and Equipment [Member]
Disclosure Of Impairment Of Assets Explanatory [Line Items]
Impairment loss recognised in profit or loss